Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Discontinued Operations - Net of Tax (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred Income Tax Expense (Benefit)	$ 1,726	$ 786	$ 236
Discontinued Operation Deferred Tax Effect From Gain Loss On Sale		1,435	190
Potential overseas unremitted earnings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation Deferred Tax Effect From Gain Loss On Sale		2,200	190
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred Income Tax Expense (Benefit)	23	23	28
Provision for taxes on income	122
Certain Foreign Subsidiaries [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred Income Tax Expense (Benefit)		$ 42	$ 6